General - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income	$ 1,757	$ 1,216	$ 1,055
Depreciation and amortization	1,626	1,637	1,590
Inventories	5	1	21
Insurance recoverables, prepaid expenses and other	131	422	424
Accrued and other liabilities	$ (31)	(382)	(333)
Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		1,216	1,055
Depreciation and amortization		1,637	1,590
Inventories		1	21
Insurance recoverables, prepaid expenses and other		422	424
Accrued and other liabilities		(382)	(333)
As Previously Reported | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		1,236	1,078
Depreciation and amortization		1,635	1,588
Inventories		1	19
Insurance recoverables, prepaid expenses and other		401	402
Accrued and other liabilities		(379)	(330)
Adjustment | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		(20)	(23)
Depreciation and amortization		2	2
Inventories		0	2
Insurance recoverables, prepaid expenses and other		21	22
Accrued and other liabilities		$ (3)	$ (3)